Leases - Summary of Detailed information about Reconciliation of Right of Use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Reconciliation Of Right Of Use Assets [Line Items]
Beginning Balance	€ 25,513	€ 27,968
Depreciation charge for the year	(5,539)	(5,256)
Additions / business combinations	3,275	5,523
Derecognition due to lease termination	(1,301)	(1,356)
Foreign currency effects	957	(1,366)
Ending Balance	€ 22,905	€ 25,513